Oil and Gas Properties - Sensitivity of the Estimated Recoverable Amount of Possible Changes (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CAD ($)	Dec. 31, 2020 CAD ($) cadPerBbl cadPerMcf	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate		1.00%
Oil price | cadPerBbl		2.50
Gas price | cadPerMcf		0.25
Recoverable amount	$ 2,974,796	$ 3,077,548
Impairments	2,588,488	2,360,220	$ 187,822
Change in discount rate of 1%	220,750	140,600
Change in oil price of $2.50/bbl	400,500	386,000
Change in gas price of $0.25/mcf	49,000	57,400
Impairment reversal		341,326
Conventional CGU
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount	37,444	54,265
Impairments	41,000
Change in discount rate of 1%	3,000	1,000
Change in oil price of $2.50/bbl	3,500	3,000
Change in gas price of $0.25/mcf	8,500	9,000
Impairment reversal		0
Peace River CGU
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount	109,631	104,225
Impairments	345,000
Change in discount rate of 1%	9,500	1,000
Change in oil price of $2.50/bbl	53,500	49,500
Change in gas price of $0.25/mcf	3,000	3,000
Impairment reversal		0
Lloydminster CGU
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount	227,967	212,979
Impairments	470,000
Change in discount rate of 1%	25,000	7,000
Change in oil price of $2.50/bbl	69,500	57,500
Change in gas price of $0.25/mcf	0	500
Impairment reversal		0
Duvernay CGU
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount	61,197	70,491
Impairments	5,000
Change in discount rate of 1%	5,500	5,500
Change in oil price of $2.50/bbl	9,500	12,000
Change in gas price of $0.25/mcf	1,500	1,500
Impairment reversal		0
Viking CGU
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount	962,134	1,026,026
Impairments	915,000
Change in discount rate of 1%	57,000	34,500
Change in oil price of $2.50/bbl	123,000	106,500
Change in gas price of $0.25/mcf	4,000	5,000
Impairment reversal		116,000
Eagle Ford CGU
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount	1,576,423	1,609,562
Impairments	812,488
Change in discount rate of 1%	120,750	91,600
Change in oil price of $2.50/bbl	141,500	157,500
Change in gas price of $0.25/mcf	$ 32,000	38,400
Impairment reversal		$ 225,326